Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Interest Expenses - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortized cost
Current accounts and other demand deposits	$ 18,020	$ 45,072	$ 33,135
Saving accounts and time deposits	1,405,021	971,902	131,041
Obligations by repurchase agreements and securities lending	15,183	15,845	940
Borrowings from financial institutions	64,603	37,414	23,386
Debt financial instruments issued	579,275	1,014,256	567,031
Other financial obligations			31
Lease liabilities	1,980	1,865	1,978
Financial instruments of regulatory capital issued	81,108	151,445	86,859
Income of accounting hedges of interest rate risk	(41,317)	(37,047)	(29,953)
Total	2,123,873	2,200,752	814,448
Interest [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	1,343	4,515	843
Saving accounts and time deposits	1,308,575	776,658	73,961
Obligations by repurchase agreements and securities lending	15,183	15,845	940
Borrowings from financial institutions	64,603	37,414	23,386
Debt financial instruments issued	249,438	210,393	175,531
Other financial obligations			12
Lease liabilities	1,980	1,865	1,978
Financial instruments of regulatory capital issued	34,903	31,271	29,389
Income of accounting hedges of interest rate risk	(41,317)	(37,047)	(29,953)
Total	1,634,708	1,040,914	276,087
UF indexation [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	16,677	40,557	32,292
Saving accounts and time deposits	96,446	195,244	57,080
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	329,837	803,863	391,500
Other financial obligations			19
Lease liabilities
Financial instruments of regulatory capital issued	46,205	120,174	57,470
Income of accounting hedges of interest rate risk
Total	$ 489,165	$ 1,159,838	$ 538,361